CONSOLIDATED BALANCE SHEETS (Parenthetical)	Dec. 31, 2012	Dec. 31, 2011
Class A Authorized: Unlimited
Issued and outstanding	72,211,473	59,043,972
Equity Units
Issued and outstanding	500,236	500,236